Allspring Funds Management, LLC
1415 Vantage Park Drive, 3rd Floor
Charlotte, NC 28203

November 3, 2025

Via EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Re: Allspring Funds Trust (the “Trust”)
Post-Effective Amendment No. 856 to Registration Statement
No. 333-74295/811-09253

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Act”), the Trust hereby certifies that (i) for the Funds listed in Exhibit A, the form of Allspring Municipal Fixed Income Funds Prospectus that the Trust would have filed under Rule 497(c) under the Act would not have differed from the Prospectus contained in the Trust’s recent post-effective amendment (Post-Effective Amendment No. 856 to Registration Statement No. 333-74295/811-09253) (the “Amendment”); and (ii) the text of the Amendment was filed electronically via EDGAR on October 23, 2025.

If you have any questions, please contact me at 857-990-1101.

Sincerely,

/s/ Maureen Towle

Maureen Towle
Senior Counsel

Exhibit A

Allspring California Limited-Term Tax-Free Fund
Allspring California Tax-Free Fund
Allspring High Yield Municipal Bond Fund
Allspring Intermediate Tax/AMT-Free Fund
Allspring Minnesota Tax-Free Fund
Allspring Municipal Bond Fund
Allspring Pennsylvania Tax-Free Fund
Allspring Short-Term Municipal Bond Fund
Allspring Strategic Municipal Bond Fund
Allspring Ultra Short-Term Municipal Income Fund
Allspring Wisconsin Tax-Free Fund